Financial Instruments - Summary of Credit Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Trade receivables	$ 3,645	$ 3,620
Unbilled revenues	$ 1,764	$ 1,744